Submission	12 Months Ended
Dec. 31, 2026
Submission [Line Items]
Central Index Key	0001371285
Registrant Name	TRUPANION, INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES